Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 16.1%
Chemicals/Paper/Packaging – 0.6%
Valvoline, Inc.,
3.60%, 6/15/31	35,000	34,475
Communications – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.10%, 3/30/29	55,000	64,248
Comcast Corp.,
4.20%, 10/15/28	35,000	40,529
		104,777
Consumer/Retail – 0.7%
Home Depot (The), Inc.,
2.70%, 4/15/30	40,000	42,422
Energy – 2.6%
ConocoPhillips Co.,
7.00%, 4/15/29	25,000	34,060
Enterprise Products Operating LLC,
3.10%, 7/31/29	35,000	37,446
Kinder Morgan, Inc.,
4.30%, 3/1/28	35,000	39,795
Magellan Midstream Partners L.P.,
3.30%, 6/1/30	40,000	42,719
		154,020
Healthcare – 3.0%
Anthem, Inc.,
2.30%, 5/15/30	40,000	40,067
Centene Corp.,
5.40%, 6/1/26	35,000	36,619
2.50%, 3/1/31	20,000	19,400
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	20,000	20,352
UnitedHealth Group, Inc.,
2.90%, 8/15/29	20,000	21,507
4.50%, 12/15/48	35,000	43,143
		181,088
Manufacturing/Industrials – 1.7%
TopBuild Corp.,
3/15/29(1)	100,000	100,375
Media/Entertainment – 0.7%
Fox Corp.,
4.70%, 1/25/29	35,000	40,888
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 16.1% continued
Media/Leisure – 1.0%
Activision Blizzard, Inc.,
3.40%, 6/15/27	35,000	39,043
4.50%, 6/15/47	15,000	18,287
		57,330
Metals/Mining – 0.7%
Barrick North America Finance LLC,
5.80%, 5/1/43	30,000	41,675
Technology – 1.8%
Dell International LLC/EMC Corp.,
5.90%, 6/15/21	50,000	50,000
Equinix, Inc.,
5.40%, 5/15/27	55,000	59,419
		109,419
Utilities – 0.9%
Florida Power & Light Co.,
3.20%, 10/1/49	55,000	57,002
Utilities/Power – 0.7%
FirstEnergy Transmission LLC,
5.50%, 7/15/44	35,000	42,390
Total Corporate Bonds
(Cost $954,458)		$965,861

COMMERCIAL MORTGAGE BACKED SECURITIES – 22.5%
Government Agency - Interest Only – 13.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 0.90%, 6/25/29(2) (3)	2,695,991	176,388
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 0.90%, 4/25/34(2) (3)	2,093,948	187,545
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.60%, 10/25/34(2) (3)	1,497,977	94,409
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, 1.30%, 7/25/35(2) (3)	399,841	58,455

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 22.5% continued
Government Agency - Interest Only – 13.7%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.00%, 1/25/31(2) (3)	2,668,943	200,836
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL05, Class X1P, 0.90%, 6/25/29(2) (3)	1,450,000	100,094
		817,727
Non Agency – 5.7%
COMM Mortgage Trust, Series 2010-C1, Class D, 5.60%, 7/10/46(2) (3)	135,000	137,365
Commercial Mortgage Trust, Series 2006-GG7, Class AJ, 6.20%, 7/10/38(2) (3)	28,705	25,691
DataBank Issuer, Series 2021-1A, Class C, 2/27/51(1)	100,000	100,820
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.50%, 9/15/39(2) (3)	75,000	73,554
		337,430
Non Agency - Interest Only – 3.1%
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.70%, 7/10/48(2) (3)	3,460,640	95,210
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.20%, 10/10/49(2) (3)	586,104	31,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.00%, 10/15/48(2) (3)	1,671,087	60,657
		187,815
Total Commercial Mortgage Backed Securities
(Cost $1,300,968)		$1,342,972

RESIDENTIAL MORTGAGE BACKED SECURITIES – 53.4%
Government Agency – 20.4%
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	44,456	51,377
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	16,815	18,224
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	72,324	82,294
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	31,029	35,882
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 53.4% continued
Government Agency – 20.4%continued
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	3,924	4,301
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	31,923	34,481
Fannie Mae REMIC, Series 2010-53, Class ZJ, 5.00%, 7/25/40	30,649	37,516
Fannie Mae REMIC, Series 2011-146, Class LX, 3.50%, 10/25/40	190,000	204,241
Fannie Mae REMIC, Series 2012-17, Class CW, 2.00%, 11/25/30	7,475	7,566
Fannie Mae REMIC, Series 2012-32, Class DU, 2.50%, 4/25/26	8,977	9,041
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	1,029	1,062
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	114,635	125,689
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	138,997	129,804
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	205,522	198,662
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	24,052	27,620
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 6.70%, 7/15/33(2)	32,304	35,990
Freddie Mac REMIC, Series 3871, Class JB, 5.50%, 6/15/41	8,183	9,383
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	32,544	33,638
Freddie Mac REMIC, Series 3948, Class AD, 2.00%, 10/15/21	3,441	3,454
Freddie Mac REMIC, Series 3990, Class GY, 3.50%, 1/15/42	30,000	33,374
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	9,323	9,373
Freddie Mac REMIC, Series 4146, Class ME, 3.50%, 12/15/42	12,000	13,158
Freddie Mac REMIC, Series 4170, Class TC, 1.60%, 2/15/28	16,702	17,022
Freddie Mac REMIC, Series 4182, Class MB, 1.50%, 5/15/41	8,164	8,310
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	62,622	67,543
Freddie Mac REMIC, Series 4471, Class GA, 3.00%, 2/15/44	20,605	21,590
		1,220,595

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 53.4% continued
Government Agency - Interest Only – 13.3%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 6.90%, 8/25/34(2)	47,843	8,264
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.60%, 3/25/35(2)	63,458	10,828
Fannie Mae REMIC, Series 2007-88, Class JI, (Floating, 6.45% - ICE LIBOR USD 1M, 6.45% Cap), 6.30%, 4/25/37(2)	315,229	62,061
Fannie Mae REMIC, Series 2010-118, Class LI, 5.50%, 10/25/40	77,988	14,555
Fannie Mae REMIC, Series 2010-124, Class SJ, (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.90%, 11/25/38(2)	210,464	4,130
Fannie Mae REMIC, Series 2010-147, Class KI, 1.20%, 1/25/41	1,583,332	54,258
Fannie Mae REMIC, Series 2011-87, Class SG, (Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.40%, 4/25/40(2)	115,415	12,169
Fannie Mae REMIC, Series 2012-70, Class YS, (Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.50%, 2/25/41(2)	22,582	1,339
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 5.80%, 10/25/43(2)	54,970	9,828
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.90%, 1/25/47(2)	42,662	8,669
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.90%, 10/25/46(2)	54,610	12,861
Fannie Mae REMIC, Series 2018-62, Class SB, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.10%, 9/25/48(2)	321,164	57,762
Fannie Mae REMIC, Series 2020-60, Class NI, 4.00%, 9/25/50	243,538	37,727
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 7.70%, 5/15/30(2)	46,954	6,851
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 53.4% continued
Government Agency - Interest Only – 13.3%continued
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 7.10%, 3/15/32(2)	40,182	6,610
Freddie Mac REMIC, Series 3460, Class SA, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.10%, 6/15/38(2)	57,329	10,997
Freddie Mac REMIC, Series 3598, Class JI, 2.00%, 10/15/37(2) (3)	199,603	8,666
Freddie Mac REMIC, Series 3621, Class SB, (Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.10%, 1/15/40(2)	44,231	8,840
Freddie Mac REMIC, Series 3621, Class WI, 1.80%, 5/15/37(2) (3)	389,047	18,736
Freddie Mac REMIC, Series 3635, Class IB, 1.70%, 10/15/37(2) (3)	607,839	25,851
Freddie Mac REMIC, Series 3666, Class SC, (Floating, 5.77% - ICE LIBOR USD 1M, 5.77% Cap), 5.70%, 5/15/40(2)	114,444	21,991
Freddie Mac REMIC, Series 4029, Class IM, 4.00%, 4/15/42	24,183	4,206
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	176,829	14,848
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	326,925	29,238
Freddie Mac REMIC, Series 4165, Class TI, 3.00%, 12/15/42	619,325	40,459
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	47,264	5,811
Freddie Mac REMIC, Series 4363, Class TI, 2.50%, 10/15/39(2) (3)	268,642	13,799
Freddie Mac REMIC, Series 4415, Class IO, 2.30%, 4/15/41(2) (3)	32,544	1,929
Government National Mortgage Association, Series 2008-7, Class IO, 5.50%, 3/20/37	292,269	27,909
Government National Mortgage Association, Series 2009-88, Class QI, 6.00%, 9/16/39	419,579	25,515
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 6.40%, 4/20/40(2)	28,553	6,176

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 53.4% continued
Government Agency - Interest Only – 13.3%continued
Government National Mortgage Association, Series 2012-136, Class BI, 3.50%, 11/20/42	331,306	52,123
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	74,660	8,401
Government National Mortgage Association, Series 2015-159, Class HS, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.10%, 11/20/45(2)	89,565	16,985
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.10%, 11/20/45(2)	692,075	125,657
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 6.00%, 11/20/46(2)	81,882	19,075
		795,124
Non Agency – 19.7%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 3.00%, 9/25/33(2) (3)	78,763	79,529
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 3.10%, 2/25/34(2) (3)	52,729	56,472
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 3.10%, 8/25/33(2) (3)	81,413	84,662
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 2.80%, 11/25/34(2) (3)	93,752	94,776
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 3.00%, 6/20/34(2) (3)	62,021	63,433
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5, (Step to 4.86% on 02/25/21), 5.70%, 4/25/35(4)	45,648	45,953
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 2.90%, 11/25/32(2) (3)	88,144	88,423
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 3.90%, 4/25/33(2) (3)	21,684	22,333
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 53.4% continued
Non Agency – 19.7%continued
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 2.80%, 10/25/33(2) (3)	85,070	91,620
CWABS Revolving Home Equity Loan Trust, Series 2004-J, Class 2A, (Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 11.50% Cap), 0.40%, 12/15/33(2)	63,340	62,103
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.90%, 3/25/35(2) (3)	55,715	57,457
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 2.50%, 11/25/33(2) (3)	15,347	16,171
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 2.60%, 7/25/35(2) (3)	59,878	61,247
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 3.10%, 12/25/34(2) (3)	41,801	41,629
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, (Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor), 0.30%, 7/25/36(2)	81,123	79,480
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 2.30%, 9/25/33(2) (3)	110,616	113,636
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 3.10%, 7/25/34(2) (3)	47,097	46,723
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 3.10%, 7/25/34(2) (3)	70,332	69,773
		1,175,420
Total Residential Mortgage Backed Securities
(Cost $3,054,267)		$3,191,139

OTHER STRUCTURED PRODUCTS – 4.5%
CLO / CDO – 1.3%
Garrison Funding L.P., Series 2018-1A, Class A1T, (Floating, ICE LIBOR USD 3M + 1.45%), 1.70%, 3/20/27(2)	76,822	76,636

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
OTHER STRUCTURED PRODUCTS - 4.5% continued
Other Structured Products – 3.2%
Marlette Funding Trust, Series 2017-3A, Class D, 5.00%, 12/15/24	89,696	89,722
Sofi Consumer Loan Program, Series 2017-6, Class C, 4.00%, 11/25/26	100,000	102,977
		192,699
Total Other Structured Products
(Cost $267,293)		$269,335

U.S. GOVERNMENT OBLIGATIONS – 6.9%
U.S. Treasury Bonds – 3.7%
1.40%, 11/15/40	250,000	220,469
U.S. Treasury Notes – 3.2%
0.90%, 11/15/30	200,000	189,625
Total U.S. Government Obligations
(Cost $420,021)		$410,094

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 2.1%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.01%(5)	124,215	124,215
Total Short Term Investment Fund
(Cost $124,215)		$124,215

Total Investments – 105.5%
(Cost $6,121,222)		$6,303,616

REVERSE REPURCHASE AGREEMENTS – (2.2%)
UBS Securities 0.4% (Dated 2/16/2021, Due 12/31/2049)	(128,300)	(128,300)
Total Reverse Repurchase Agreements
(Cost $(128,300))		$(128,300)
Liabilities less Other Assets – (3.3%)		(198,954)
NET ASSETS – 100.0%		$5,976,362

(1)	When-Issued Security. Coupon rate is not in effect at February 28, 2021.
(2)	Variable rate security. Rate as of February 28, 2021 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Step coupon bond. Rate as of February 28, 2021 is disclosed.
(5)	7-day current yield as of February 28, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar
Percentages shown are based on Net Assets.
At February 28, 2021, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	2.0%
AAA	56.4
AA	6.7
A	15.9
BBB	12.2
BB	6.4
CCC	0.4
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2021 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of February 28, 2021:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds(1)	$—	$965,861	$—	$965,861
Commercial Mortgage Backed Securities(1)	—	1,342,972	—	1,342,972
Residential Mortgage Backed Securities(1)	—	3,191,139	—	3,191,139
Other Structured Products(1)	—	269,335	—	269,335
U.S. Government Obligations(1)	410,094	—	—	410,094
Short Term Investment Fund	124,215	—	—	124,215
Liabilities:
Reverse Repurchase Agreements	—	(128,300)	—	(128,300)
Total Investments	$534,309	$5,641,007	$—	$6,175,316

(1)	Classifications as defined in the Schedule of Investments.

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 94.7%
Autos/Transport – 5.7%
Simpar Europe S.A.,
5.20%, 1/26/31	200,000	202,000
Tupy Overseas S.A.,
4.50%, 2/16/31	200,000	198,690
		400,690
Energy – 11.2%
FEL Energy VI S.a.r.l.,
5.80%, 12/1/40	200,000	211,100
Gazprom PJSC via Gaz Finance PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.26%), 4.60%, 10/26/25 (1) (2)	250,000	256,369
Petrobras Global Finance B.V.,
5.60%, 1/3/31	100,000	108,080
Petroleos Mexicanos,
6.90%, 8/4/26	200,000	214,600
		790,149
Financials – 12.3%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.90%, 7/6/22 (1) (2)	200,000	205,500
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.10%, 1/18/33 (1)	200,000	210,752
Itau Unibanco Holding S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.10%, 12/12/22 (1) (2)	250,000	250,937
Movida Europe S.A.,
5.30%, 2/8/31	200,000	199,000
		866,189
Food & Beverage – 15.3%
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%), 6.00%, 4/17/23 (1) (2)	200,000	211,528
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc.,
6.80%, 2/15/28	200,000	219,492
Kernel Holding S.A.,
6.80%, 10/27/27	200,000	215,120
MHP Lux S.A.,
7.00%, 4/3/26	200,000	215,641
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 94.7% continued
Food & Beverage – 15.3%continued
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	200,000	215,820
		1,077,601
Manufacturing/Industrials – 6.3%
KOC Holding A.S.,
6.50%, 3/11/25	200,000	218,071
Turkiye Sise ve Cam Fabrikalari A.S.,
7.00%, 3/14/26	200,000	222,383
		440,454
Metals/Mining – 15.1%
AngloGold Ashanti Holdings PLC,
3.80%, 10/1/30	200,000	210,316
CSN Inova Ventures,
6.80%, 1/28/28	200,000	216,000
Metinvest B.V.,
7.80%, 10/17/29	200,000	219,124
Stillwater Mining Co.,
7.10%, 6/27/25	200,000	210,020
Volcan Cia Minera S.A.A.,
4.40%, 2/11/26	200,000	205,750
		1,061,210
Real Estate – 12.2%
Cibanco S.A. Ibm/PLA Administradora Industrial S. de R.L. de C.V.,
5.00%, 7/18/29	200,000	222,980
CIFI Holdings Group Co. Ltd.,
6.00%, 10/20/25	200,000	215,504
Logan Group Co. Ltd.,
5.30%, 10/19/25	200,000	208,084
Yuzhou Group Holdings Co. Ltd.,
8.30%, 5/27/25	200,000	212,515
		859,083
Telecom/Cable – 13.0%
Colombia Telecomunicaciones S.A. ESP,
5.00%, 7/17/30	200,000	214,850
Sable International Finance Ltd.,
5.80%, 9/7/27	250,000	263,187
Turkcell Iletisim Hizmetleri A.S.,
5.80%, 4/11/28	200,000	214,602
VTR Finance N.V.,
6.40%, 7/15/28	200,000	218,780
		911,419

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Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	February 28, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 94.7% continued
Utilities/Power – 3.6%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia SpA,
5.40%, 12/30/30	250,000	250,606
Total Corporate Bonds
(Cost $6,459,973)		$6,657,401

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 7.8%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.01%(3)	546,302	546,302
	Total Short Term Investment Fund
	(Cost $546,302)	$546,302

	Total Investments – 102.5%
	(Cost $7,006,275)	$7,203,703
	Liabilities less Other Assets – (2.5%)	(175,093)
	NET ASSETS – 100.0%	$7,028,610

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	7-day current yield as of February 28, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

5Y - 5 Year

CMT - Constant Maturity

PLC - Public Limited Company
Percentages shown are based on Net Assets.
At February 28, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year U.S. Treasury Note	(2)	$(265,438)	Short	6/21	$719

At February 28, 2021, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	7.6%
BBB	2.9
BB	56.3
B	33.2
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of February 28, 2021:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds(1)	$—	$6,657,401	$—	$6,657,401
Short Term Investment Fund	546,302	—	—	546,302
Total Investments	$546,302	$6,657,401	$—	$7,203,703
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$719	$—	$—	$719

(1)	Classifications as defined in the Schedule of Investments.

2